Exceptional items (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Exceptional Items [line items]
Summary of Exceptional Items

	Note	2022 $m	2021 $m	2020 $m
Cost of sales:
Derecognition of right-of-use assets and lease liabilities	(a)(k)	–	–	22
Gain on lease termination	(b)	–	–	30
Provision for onerous contractual expenditure	(k)	–	–	(10)
Reorganisation costs	(c)(k)	–	–	(8)
		–	–	34

Administrative expenses:
Costs of ceasing operations in Russia	(d)	(12)	–	–
Commercial litigation and disputes	(e)	(28)	(25)	(5)
Reorganisation costs	(c)	–	–	(19)
Integration costs	(f)	–	–	(6)
		(40)	(25)	(30)

Share of losses of associate	(g)	(60)	–	–

Impairment loss on financial assets	(h)	–	–	(48)

Other net impairment reversals/(charges):
Management agreements – charge	12	–	–	(48)
– reversal	12	12	–	–
Property, plant and equipment – charge	13, (k)	(10)	–	(90)
– reversal	(k)	3	–	–
Right-of-use assets – charge	13	(2)	–	(16)
– reversal	14	2	–	–
Associates – charge	15	–	(4)	(19)
– reversal	15	2	–	–
Contract assets – charge	(i)	(5)	–	(53)
– reversal	(i)	3	–	–
		5	(4)	(226)

Operating exceptional items		(95)	(29)	(270)

Financial expenses	(j)	–	–	(14)

Fair value gains on contingent purchase consideration	(k)	–	–	21

Exceptional items before tax		(95)	(29)	(263)

Tax on exceptional items	(l)	26	3	52
Exceptional tax	(m)	–	26	–

Tax		26	29	52

Operating exceptional items analysed as:
Americas		(46)	(22)	(118)
EMEAA		(49)	(7)	(128)
Greater China		–	–	(5)
Central		–	–	(19)
		(95)	(29)	(270)

Summary of tax impacts on exceptional items

	2022		2021		2020
	Current tax $m	Deferred tax $m	Current tax $m	Deferred tax $m	Current tax $m	Deferred tax $m
Derecognition of right-of-use assets and lease liabilities	–	–	–	–	–	(4)
Provision for onerous contractual expenditure	–	–	–	–	–	2
Reorganisation costs	–	–	–	–	3	2
Costs of ceasing operations in Russia	3	–	–	–	–	–
Commercial litigation and disputes	8	(2)	–	4	–	–
Integration costs	–	–	–	–	1	–
Share of losses of associate	15	–	–	–	–	–
Impairment loss on financial assets	–	–	–	–	4	2
Other net impairment reversals/(charges)	1	(5)	–	1	6	37
Financial expenses	–	–	–	–	–	3
Fair value gains on contingent purchase consideration	–	–	–	–	–	(4)
Adjustments in respect of prior years a	6	–	(2)	–	–	–
	33	(7)	(2)	5	14	38
Total current and deferred tax		26		3		52

a
In 2022, relates to the release of tax contingencies no longer needed; one of these was as a result of the closure of a tax audit of the 2014 US federal income tax return. In 2021, the tax charge related to the same audit.

Countries with restrictions on repatriation
Disclosure Of Exceptional Items [line items]
Summary of Exceptional Items

	2022 $m	2021 $m	2020 $m
Cost of sales:
Derecognition of right-of-use assets and lease liabilities	–	–	18
Provision for onerous contractual expenditure	–	–	(10)
Reorganisation costs	–	–	(4)
	–	–	4
Other net impairment reversals/(charges):
Property, plant and equipment	3	–	(50)
	3	–	(50)
Operating exceptional items	3	–	(46)
Fair value gains on contingent purchase consideration	–	–	21
Exceptional items before tax	3	–	(25)